LEASE LIABILITY	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
LEASE LIABILITY [Text Block]

NOTE 13 - LEASE LIABILITY

A summary of the Company's lease liabilities for the year ended December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
	$	$
Opening balance	32,155	-
Acquired - Phyto BrandCo acquisition	-	34,665
Additions - equipment	49,968	-
Interest	3,810	846
Repayments	(22,345)	(3,356)
Closing balance	63,588	32,155
Less: current portion	(17,640)	(10,688)
Long-term portion	45,948	21,467

On October 15, 2020, prior to being acquired by the Company, Phyto BrandCo (Note 5) entered into a four-year lease agreement for a promotional vehicle. The base monthly payment is $1,119 with an initial payment of $9,732. The incremental borrowing rate used to discount the lease liability was 10%.

On August 15, 2022, the Company entered into a five-year lease agreement for a forklift. The base monthly payment is $815 with an initial payment of $6,477. The incremental borrowing rate used to discount the lease liability was 10%.